Other Information - Commitments Telefonica and Vodafone ONO (Details) premise in Millions	Nov. 07, 2024 premise model
Telefónica España Filiales and Vodafone España
Commitments [Line Items]
National Network Coverage, Percentage	0.12
Number Of Clients From Joint Agreement | model	1,400,000
Client Coverage Percentage	0.40
Telefónica España Filiales and Vodafone España | Forecast
Commitments [Line Items]
Number Of Premises To Cover | premise	3.6
Vodafone España
Commitments [Line Items]
Proportion of ownership interest in joint venture	37.00%
Telefónica España Filiales | Forecast
Commitments [Line Items]
Proportion of ownership interest in joint venture	63.00%